Financial Income (Expenses), Net (Tables)	6 Months Ended
Jun. 30, 2023
Finance Income Net [Abstract]
Schedule of Finance Income Net
	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
	U.S. dollars in thousands

Foreign currency exchange differences	(2,273)	(3,865)	(1,021)	(3,554)
Interest income on short-term deposits	3,090	404	1,630	199
Other	(25)	(214)	(8)	(205)
Total financial income (expenses), net	792	(3,675)	601	(3,560)